Annual Total Returns[BarChart] - SA Morgan Stanley International Equities Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.66%)	17.43%	20.66%	(8.48%)	0.27%	(1.95%)	24.98%	(13.94%)	20.63%	11.50%